SUBSEQUENT EVENTS	12 Months Ended
Oct. 31, 2020
Subsequent Events [Abstract]
Subsequent Events	NOTE 16 – SUBSEQUENT EVENTS Several subsequent events are disclosed in Notes 7, 10, and 12. There were no other subsequent events for disclosure purposes.